UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment /_/; Amendment Number:  _______

     This Amendment (Check only one):   /_/ is a restatement.
                                        /_/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Steel Partners II, L.P.
Address:  590 Madison Avenue, 32nd Floor
          New York, New York 10022

Form 13F File Number: 28-10730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lauren Isenman
Title:  Attorney-In-Fact for Warren G. Lichtenstein,
        Managing Member of General Partner of Steel Partners II, L.P.
Phone:  212-520-2300

Signature, Place, and Date of Signing:

        /s/ Lauren Isenman, New York, NY, February 13, 2006

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          1
                                                ---------------

Form 13F Information Table Entry Total:                    45
                                                ---------------

Form 13F Information Table Value Total:            $1,216,836
                                                ---------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.  Form 13F File Number     Name

          1    28-10766                 Warren G. Lichtenstein
        -----  -----------------------  -----------------------

                                                     FORM 13F INFORMATION TABLE

   COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------  --------        --------           --------    --------           --------
                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----


AMERICAN INDEPENDENCE       COM        026760405      3260    283711    SH         OTHER           1          0       283711    0
CORP                        NEW


AMERICAN PAC CORP           COM        028740108       289     41878    SH         OTHER           1          0        41878    0


ANGELICA CORP               COM        034663104     30554   1847250    SH         OTHER           1          0      1847250    0


BAIRNCO CORP                COM        057097107      9681   1110200    SH         OTHER           1          0      1110200    0


BKF CAP GROUP INC           COM        05548G102     13780    727200    SH         OTHER           1          0       727200    0


BRINKS CO                   COM        109696104    140654   2935800    SH         OTHER           1          0      2935800    0


C&D TECHNOLOGIES INC        COM        124661109      2736    359000    SH         OTHER           1          0       359000    0


CALGON CARBON CORP          COM        129603106      1597    280700    SH         OTHER           1          0       280700    0


CHEROKEE INTL CORP          COM        164450108     10048   2179513    SH         OTHER           1          0      2179513    0


CONTINENTAL MATLS CORP      COM        211615307      9802    335700    SH         OTHER           1          0       335700    0
                            PAR
                            $0.25


CRONOS GROUP S A            SHS        L20708100     18156   1440971    SH         OTHER           1          0      1440971    0


DCAP GROUP INC              COM        233065200        47     18181    SH         OTHER           1          0        18181    0


EARTHLINK INC               COM        270321102     76242   6862503    SH         OTHER           1          0      6862503    0


ENPRO INDS INC              COM        29355X107     83869   3112028    SH         OTHER           1          0      3112028    0


ENSTAR GROUP INC GA         COM        29358R107     12244    184815    SH         OTHER           1          0       184815    0


GENCORP INC                 COM        368682100     70523   3973100    SH         OTHER           1          0      3973100    0




GRIFFON CORP                COM        398433102     17960    754300    SH         OTHER           1          0       754300    0


HALLMARK FINL SVCS INC EC   COM        40624Q104       220    174500    SH         OTHER           1          0       174500    0


IDT CORP                    CL B       448947309      9387    802300    SH         OTHER           1          0       802300    0


IKON OFFICE SOLUTIONS INC   COM        451713101    145285  13956300    SH         OTHER           1          0     13956300    0


INDEPENDENCE HLDG CO NEW    COM        453440307      2116    108234    SH         OTHER           1          0       108234    0
                            NEW


IPASS INC                   COM        46261V108     16367   2495033    SH         OTHER           1          0      2495033    0


LAYNE CHRISTENSEN CO        COM        521050104     36020   1416447    SH         OTHER           1          0      1416447    0


LUBRIZOL CORP               COM        549271104      6636    152800    SH         OTHER           1          0       152800    0


NASHUA CORP                 COM        631226107      3410    485767    SH         OTHER           1          0       485767    0


NATHANS FAMOUS INC NEW      COM        632347100     10691   1018200    SH         OTHER           1          0      1018200    0


NAUGATUCK VY FINL CORP      COM        639067107       224     21834    SH         OTHER           1          0        21834    0


NEW FRONTIER MEDIA INC      COM        644398109     20676   3166270    SH         OTHER           1          0      3166270    0


NOVOSTE CORP                COM        67010C209      1350    608301    SH         OTHER           1          0       608301    0
                            NEW


P & F INDS INC              CL A       692830508      4213    351085    SH         OTHER           1          0       351085    0
                            NEW


RONSON CORP                 COM        776338204       563    417265    SH         OTHER           1          0       417265    0
                            NEW


ROTECH HEALTHCARE INC       COM        778669101     90796   5417450    SH         OTHER           1          0      5417450    0


S L INDS INC                COM        784413106     23267   1449650    SH         OTHER           1          0      1449650    0


SPX CORP                    COM        784635104     31746    693600    SH         OTHER           1          0       693600    0


STANDARD MTR PRODS INC      COM        853666105      7362    797598    SH         OTHER           1          0       797598    0


STRATEGIC DISTR INC         COM        862701307      2849    289489    SH         OTHER           1          0       289489    0
                            NEW


STRATOS INTERNATIONAL INC   COM        863100202     13320   2183650    SH         OTHER           1          0      2183650    0
                            NEW


TEMPLE INLAND INC           COM        879868107     65660   1464000    SH         OTHER           1          0      1464000    0


TEXAS INSTRS INC            COM        882508104      6574    205000    SH         OTHER           1          0       205000    0


TIME WARNER INC             COM        887317105      5865    336300    SH         OTHER           1          0       336300    0


UNITED INDL CORP            COM        910671106     85928   2077050    SH         OTHER           1          0      2077050    0


VECTOR GROUP LTD            COM        92240M108     10045    552852    SH         OTHER           1          0       552852    0


VESTA INS GROUP INC         COM        925391104      1023   1022800    SH         OTHER           1          0      1022800    0


WALTER INDS INC             COM        93317Q105     94314   1896900    SH         OTHER           1          0      1896900    0


WEBFINANCIAL CORP           COM        94767P209     19487   1607823    SH         OTHER           1          0      1607823    0
                            NEW
